DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Entities consolidated into TPTG
Name	Herein referred to as	Acquisition or Incorporation Date	Ownership
TPT Global Tech, Inc.	Company or TPTG	1988	100%
Copperhead Digital Holdings, Inc.	Copperhead Digital or CDH	2015	100%
TruCom, LLC	TruCom	2015	100%
CityNet Arizona, LLC	CityNet	2015	100%
San Diego Media Inc.	SDM	2016	100%
Blue Collar Production, Inc.	Blue Collar	2018	100%
TPT SpeedConnect, LLC	TPT SpeedConnect (2)	2019	86%
TPT Federal, LLC	TPT Federal	2020	100%
TPT MedTech, LLC	TPT MedTech	2020	100%
TPT Strategic, Inc.	TPT Strategic	2020	0%
QuikLab 1 LLC	Quiklab 1	2020	80%
QuikLAB 2, LLC	QuikLAB 2	2020	80%
QuikLAB 3, LLC	QuikLAB 3	2020	80%
The Fitness Container, LLC	Air Fitness	2020	75%
TPT Global Tech Asia Limited	TPT Asia	2020	78%
TPT MedTech UK LTD	TPT MedTech UK	2020	100%
TPT Global Defense Systems, Inc.	TPT Global Defense	2021	100%
TPT Innovations Technology, Inc.	TPT Innovations	2021	100%
TPT Global Caribbean Inc.	TPT Caribbean	2021	100%
TPT Media and Entertainment, LLC	TPT Media and Entertainment	2021	100%
VuMe Live, LLC	VuMe Live	2021	100%
Digithrive, LLC	Digithrive	2021	100%
Information Security and Training, LLC	IST (1)	2022	0%
Asberry 22 Holdings, Inc.	Asberry or ASHI	2023	86%

Name	Herein referred to as	Acquisition or Incorporation Date	Ownership
TPT Global Tech, Inc.	Company or TPTG	1988	100%
Copperhead Digital Holdings, Inc.	Copperhead Digital or CDH	2015	100%
TruCom, LLC	TruCom	2015	100%
CityNet Arizona, LLC	CityNet	2015	100%
San Diego Media Inc.	SDM	2016	100%
Blue Collar Production, Inc.	Blue Collar	2018	100%
TPT SpeedConnect, LLC	TPT SpeedConnect	2019	100%
TPT Federal, LLC	TPT Federal	2020	100%
TPT MedTech, LLC	TPT MedTech	2020	100%
TPT Strategic, Inc.	TPT Strategic	2020	0%
QuikLab 1 LLC	Quiklab 1	2020	80%
QuikLAB 2, LLC	QuikLAB 2	2020	80%
QuikLAB 3, LLC	QuikLAB 3	2020	80%
The Fitness Container, LLC	Air Fitness	2020	75%
TPT Global Tech Asia Limited	TPT Asia	2020	78%
TPT MedTech UK LTD	TPT MedTech UK	2020	100%
TPT Global Defense Systems, Inc.	TPT Global Defense	2021	100%
TPT Innovations Technology, Inc.	TPT Innovations	2021	100%
TPT Global Caribbean Inc.	TPT Caribbean	2021	100%
TPT Media and Entertainment, LLC	TPT Media and Entertainment	2021	100%
VuMe Live, LLC	VuMe Live	2021	100%
Digithrive, LLC	Digithrive	2021	100%
Information Security and Training, LLC	IST	2022	0%

Disaggregation of revenue
	For the three months ended September 30, 2023	For the three months ended September 30, 2022	For the nine months ended September 30, 2023	For the nine months ended September 30, 2022
TPT SpeedConnect	$843,451	$1,357,611	$2,760,055	$4,403,345
Blue Collar	79,063	692,486	243,592	1,386,970
TPT MedTech	—	—	—	89,755
Other (1)	737	2,720	4,219	183,395
Total Services Revenues	$923,251	$2,052,817	$3,007,866	$6,063,465
Air Fitness	—	—	—	82,000
Total Product Revenues	$—	$—	$—	$82,000
Total Revenue	$923,251	$2,052,817	$3,007,866	$6,145,465

	For the year ended December 31, 2022	For the year ended December 31, 2021
TPT SpeedConnect	$5,429,010	$7,579,003
Blue Collar	1,522,490	1,545,721
TPT MedTech	89,755	155,919
IST	526,583	—
Other (1)	186,741	179,757
Total Services Revenues	$7,754,579	$9,460,400
TPT MedTech – Product Revenue	—	348,676
Air Fitness – Product Revenue	82,000	218,013
K Telecom – Product Revenue	—	2,490
Total Product Revenues	$82,000	$569,179
Total Revenue	$7,836,579	$10,029,579

Potentially dilutive securities
Convertible Promissory Notes	6,750,885,442
Series A Preferred Stock (1)	28,788,595,385
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	235,601,010
Series E Preferred Stock (3)	10,320,742,424
Stock Options and Warrants	129,116,666
46,227,529,620

	2022	2021
Convertible Promissory Notes	3,787,362,740	429,623,112
Series A Preferred Stock (1)	12,610,847,082	1,349,817,125
Series B Preferred Stock	2,588,693	2,588,693
Series D Preferred Stock	74,998,392	25,297,722
Series E Preferred Stock	3,285,381,029	—
Stock Options and warrants	129,116,666	111,000,000
	19,890,294,603	1,918,326,652

Derivative financial instruments
Derivative Instrument	Fair Value
Convertible Promissory Notes	$4,093,369
Fair value of Warrants issued with the derivative instruments	110,419
$4,203,788

Derivative Instrument	Fair Value
Fair value of EMA, First Fire, Cavalry Financial and 1800 Diagonal Convertible Promissory Notes	$4,634,653
Fair value of Warrants issued with the derivative instruments	187,745
$4,822,398